Inventories	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Inventories
7.
Inventories

Details of inventories as of December 31, 2024 and 2025 are as follows:

(i)
As of December 31, 2024

(In millions of won)	Cost		Valuation allowance	Carrying amount
Finished goods	~~W~~	995,999	(51,305)	944,694
Work-in-process		1,184,516	(82,655)	1,101,861
Raw materials		477,929	(17,648)	460,281
Supplies		184,869	(20,463)	164,406
Total	~~W~~	2,843,313	(172,071)	2,671,242

(ii)
As of December 31, 2025

(In millions of won)	Cost		Valuation allowance	Carrying amount
Finished goods	~~W~~	802,647	(57,184)	745,463
Work-in-process		1,271,007	(156,597)	1,114,410
Raw materials		528,812	(24,969)	503,843
Supplies		204,905	(22,955)	181,950
Total	~~W~~	2,807,371	(261,705)	2,545,666

For the years ended December 31, 2023, 2024 and 2025, the amounts of inventories recognized as cost of sales and inventory write-downs included in cost of sales and usage of inventory write-downs are as follows:

(In millions of won)	2023		2024	2025
Cost of sales	~~W~~	20,985,643	24,039,928	22,433,623
Including: Inventory write-downs		192,627	175,262	257,995
Usage of inventory write-downs		245,619	192,627	172,071

There were no significant reversals of inventory write-downs recognized during the years ended December 31, 2023, 2024 and 2025.